Notes payable (Tables)	3 Months Ended
Apr. 30, 2015
Convertible Notes Payable and Notes Payable [Abstract]
Summary of notes payable
	April 30, 2015	January 31, 2015
Note D-1	10,000	10,000
Dated – October 30, 2014

Total notes payable	$10,000	$10,000